Trade and Other Current Receivables - Summary of Aging of Trade Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Aging Of Current Trade Receivables [line items]
Total trade receivables	€ 3,599	€ 3,472
Less impairment provision for trade receivables	(160)	(143)
Trade receivables	3,439	3,329
Not overdue [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	2,714	2,537
Past due less than three months [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	621	666
Past due more than three months but less than six months [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	95	102
Past due more than six months but less than one year [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	59	69
Past due more than one year [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	€ 110	€ 98